Consolidated Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 20.3%
Consumer Discretionary 3.8%
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,615,062
BorgWarner, Inc., 4.95%, 8/15/2029	1,680,000	1,699,322
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026	1,600,000	1,576,384
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027	1,450,000	1,457,997
5.85%, 5/17/2027	3,500,000	3,525,784
6.798%, 11/7/2028	1,270,000	1,314,690
General Motors Financial Co., Inc., 4.9%, 10/6/2029	2,174,000	2,184,831
Hyundai Capital America:
144A, 5.275%, 6/24/2027	4,000,000	4,033,800
144A, 5.95%, 9/21/2026	4,000,000	4,024,557
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	539,059
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,519,497
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,982,254
5.45%, 9/15/2026	560,000	562,190
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	743,646
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,440,154
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,037,753
		34,256,980
Consumer Staples 0.1%
Campbell's Co., 5.2%, 3/19/2027	1,060,000	1,065,699
Energy 1.4%
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	773,497
Diamondback Energy, Inc., 5.2%, 4/18/2027	1,670,000	1,683,146
Helmerich & Payne, Inc.:
4.65%, 12/1/2027	1,000,000	1,000,987
4.85%, 12/1/2029	2,500,000	2,499,803
Saudi Arabian Oil Co., 144A, 4.0%, 2/2/2029	750,000	734,260
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,373,000	1,378,518
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	4,000,000	4,108,720
		12,178,931
Financials 8.4%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,086,758
4.625%, 9/10/2029	1,121,000	1,118,786
Aircastle Ltd., 144A, 6.5%, 7/18/2028	1,700,000	1,762,488
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,081,045
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,748,245
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,097,292
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,037,896
Barclays PLC, 4.837%, 9/10/2028	1,018,000	1,021,916
BGC Group, Inc., 6.6%, 6/10/2029	2,100,000	2,166,633
Blackstone Private Credit Fund, 7.3%, 11/27/2028	1,500,000	1,530,696

Capital One Financial Corp., 7.149%, 10/29/2027	1,940,000	1,966,531
Credit Agricole SA, 144A, 4.631%, 9/11/2028	2,500,000	2,499,276
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,206,551
Goldman Sachs BDC, Inc., 5.1%, 1/28/2029	1,179,000	1,145,121
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,438,052
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,103,403
Keybank National Association, 3.4%, 5/20/2026	4,000,000	3,994,058
Lloyds Banking Group PLC, 5.985%, 8/7/2027	1,140,000	1,145,441
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	1,965,533
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 4.566% (a), 9/23/2027	6,000,000	6,009,414
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,292,647
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,116,290
Santander Holdings USA, Inc., 6.124%, 5/31/2027	611,000	612,251
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,213,312
Societe Generale SA, 144A, 5.519%, 1/19/2028	3,000,000	3,019,971
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	993,868
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,023,696
Takeoff Merger Sub, Inc., 144A, 4.4%, 3/24/2028	3,000,000	2,983,911
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,012,595
		74,393,676
Health Care 1.3%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,484,953
Cencora, Inc., 4.25%, 11/15/2030	2,446,000	2,401,303
HCA, Inc., 4.5%, 2/15/2027	2,000,000	2,000,002
Icon Investments Six DAC, 5.809%, 5/8/2027	4,170,000	4,191,114
Quest Diagnostics, Inc., 4.6%, 12/15/2027	1,132,000	1,137,072
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	730,000	728,320
		11,942,764
Industrials 1.2%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,278,651
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,027,228
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026	3,000,000	2,983,164
144A, 4.4%, 7/1/2027	1,960,000	1,953,415
Ryder System, Inc., 4.95%, 9/1/2029	1,318,000	1,334,580
		10,577,038
Information Technology 2.0%
Broadcom, Inc., 5.05%, 7/12/2027	534,000	539,477
Concentrix Corp.:
6.6%, 8/2/2028 (b)	4,000,000	3,975,558
6.65%, 8/2/2026	550,000	552,422
DXC Technology Co., 1.8%, 9/15/2026	2,580,000	2,548,057
Global Payments, Inc., 4.95%, 8/15/2027	920,000	921,704
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	1,377,000	1,378,127
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (b)	3,500,000	3,443,196
Microchip Technology, Inc., 5.05%, 3/15/2029	1,330,000	1,349,311
NXP BV, 4.4%, 6/1/2027	1,370,000	1,369,466
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,417,435
		17,494,753
Materials 0.9%
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,870,218

Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,533,410
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,951,365
		8,354,993
Real Estate 0.3%
Crown Castle, Inc., (REIT), 4.9%, 9/1/2029	1,188,000	1,194,598
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	238,830
VICI Properties LP, (REIT), 4.75%, 4/1/2028	1,000,000	1,001,018
		2,434,446
Utilities 0.9%
DTE Energy Co., 4.95%, 7/1/2027	1,219,000	1,226,884
ENEL Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	5,070,907
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,454,267
		7,752,058
Total Corporate Bonds (Cost $178,847,800)		180,451,338

Asset-Backed 14.3%
Automobile Receivables 3.7%
Ally Bank Auto Credit-Linked Notes, “C”, Series 2025-A, 144A, 4.844%, 6/15/2033	1,476,878	1,481,260
ARI Fleet Lease Trust, “A2”, Series 2026-A, 144A, 3.96%, 11/15/2034	1,000,000	996,617
CarMax Select Receivables Trust:
“B”, Series 2026-A, 4.2%, 5/17/2032	1,370,000	1,357,934
“C”, Series 2026-A, 4.43%, 5/17/2032	1,520,000	1,509,743
Carvana Auto Receivables Trust:
“F”, Series 2021-N1, 144A, 4.55%, 1/10/2028	453,031	451,893
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,357,718
Chase Auto Owner Trust:
“B”, Series 2025-2A, 144A, 4.32%, 3/25/2031	750,000	744,360
“C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,042,881
CPS Auto Receivables Trust, “E”, Series 2021-D, 144A, 4.06%, 12/15/2028	835,537	834,872
Exeter Automobile Receivables Trust:
“E”, Series 2021-4A, 144A, 4.02%, 1/17/2028	1,250,000	1,245,534
“B”, Series 2025-3A, 4.86%, 2/15/2030	375,000	377,173
“C”, Series 2025-3A, 5.09%, 10/15/2031	472,000	474,583
GLS Auto Receivables Issuer Trust:
“A2”, Series 2026-1A, 144A, 4.04%, 11/15/2028	2,500,000	2,497,663
“B”, Series 2026-1A, 144A, 4.22%, 8/17/2030	1,500,000	1,489,355
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2026-1, 144A, 4.503%, 2/20/2034	4,000,000	3,982,458
“B1”, Series 2025-2, 144A, 4.835%, 9/20/2033	2,401,040	2,405,126
OCCU Auto Receivables Trust, “A2”, Series 2025-1A, 144A, 4.82%, 4/17/2028	1,015,333	1,017,196
Onemain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	72,475	72,488
PenFed Auto Receivables Owner Trust, “C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,281,467	1,281,542
Santander Drive Auto Receivables Trust, “C”, Series 2022-5, 4.74%, 10/16/2028	20,680	20,684
Securitized Term Auto Receivables Trust:
“C”, Series 2026-A, 144A, 4.431%, 3/25/2033	1,378,021	1,375,326
“B”, Series 2025-B, 144A, 4.925%, 12/29/2032	2,713,179	2,731,103
U.S. Bank NA, “B1”, Series 2026-RVM1, 144A, 4.959%, 12/25/2046	1,500,000	1,493,020
United Auto Credit Securitization Trust:
“B”, Series 2026-1, 144A, 4.63%, 5/10/2029	1,600,000	1,597,579
“C”, Series 2026-1, 144A, 5.06%, 6/10/2031	750,000	747,960
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	127,641	127,741
		32,713,809

Credit Card Receivables 0.5%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2022-A, 144A, 6.19%, 10/15/2030	293,549	293,867
Evergreen Credit Card Trust, “C”, Series 2025-1A, 144A, 4.54%, 10/15/2029	1,500,000	1,491,357
Mission Lane Credit Card Master Trust:
“B”, Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,755,645
“C”, Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	1,002,893
		4,543,762
Miscellaneous 10.1%
AB BSL CLO 4 Ltd., “A1R”, Series 2023-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.968% (a), 4/20/2038	1,000,000	1,000,500
AGL CLO 42 Ltd., “A1”, Series 2025-42A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.969% (a), 7/22/2038	1,600,000	1,600,320
AGL CLO 44 Ltd., “C”, Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.631% (a), 10/22/2037	750,000	743,495
AIMCO CLO 20 Ltd., “BR”, Series 2023-20A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.221% (a), 10/16/2038	1,000,000	999,640
Allegro CLO XIII Ltd., “A2R”, Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.318% (a), 7/20/2038	1,285,000	1,280,386
Apidos CLO LIV Ltd., “B”, Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.268% (a), 10/20/2038	1,000,000	999,970
Apidos CLO XXXIX Ltd., “BR”, Series 2022-39A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.2% (a), 10/21/2038	1,000,000	997,989
ARES LX CLO Ltd., “BR”, Series 2021-60A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.968% (a), 7/18/2034	2,000,000	1,991,590
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.272% (a), 7/15/2038	1,500,000	1,493,571
Bain Capital Credit CLO Ltd., “A1RR”, Series 2021-4A, 144A, 3 mo. USD Term SOFR + 1.0%, 4.668% (a), 10/20/2034	2,000,000	1,995,964
Balboa Bay Loan Funding Ltd., “A1”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.178% (a), 7/20/2037	750,000	750,192
Ballyrock CLO Ltd., “A1AR”, Series 2020-14A, 144A, 3 mo. USD Term SOFR + 1.38%, 5.048% (a), 7/20/2037	2,000,000	2,000,610
Barings CLO Ltd., “BR”, Series 2015-IA, 144A, 3 mo. USD Term SOFR + 1.662%, 5.329% (a), 1/20/2031	719,168	719,188
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.279% (a), 10/20/2030	3,293,868	3,293,509
Carlyle Global Market Strategies CLO Ltd., “ARRR”, Series 2016-3A, 144A, 3 mo. USD Term SOFR + 1.09%, 4.758% (a), 7/20/2034	2,000,000	1,995,592
CIFC Funding Ltd., “B”, Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.813% (a), 10/24/2038	950,000	950,195
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	840,000	831,746
Crossroads Asset Trust, “A2”, Series 2025-A, 144A, 4.91%, 2/20/2032	1,064,946	1,070,277
DB Master Finance LLC, “A2I”, Series 2025-1A, 144A, 4.891%, 8/20/2055	1,097,250	1,086,796
Domino's Pizza Master Issuer LLC, “A2II”, Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,084,630
Dryden 104 CLO Ltd., “A2R”, Series 2022-104A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.256% (a), 8/20/2034	2,775,000	2,767,976
Dryden 53 CLO Ltd., “AR”, Series 2017-53A, 144A, 3 mo. USD Term SOFR + 1.0%, 4.672% (a), 1/15/2031	1,067,086	1,067,477
Dryden 68 CLO Ltd., “ARR”, Series 2019-68A, 144A, 3 mo. USD Term SOFR + 1.1%, 4.772% (a), 7/15/2035	1,400,000	1,399,307
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038	225,252	231,820
Elmwood CLO VIII Ltd., “AR”, Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.218% (a), 4/20/2037	4,000,000	3,996,608
Empower CLO Ltd., “AR”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.268% (a), 4/25/2038	3,000,000	3,010,908
Galaxy 32 CLO Ltd., “AR”, Series 2023-32A, 144A, 3 mo. USD Term SOFR + 1.17%, 4.843% (a), 1/20/2039	1,500,000	1,495,999

HPEFS Equipment Trust, “C”, Series 2025-2A, 144A, 4.41%, 11/22/2032	700,000	695,746
Jersey Mike's Funding LLC, “A2”, Series 2025-1A, 144A, 5.61%, 8/16/2055	1,691,500	1,716,734
KKR CLO Ltd., “A1R”, Series 2024-45A, 144A, 3 mo. USD Term SOFR + 1.32%, 4.992% (a), 7/15/2038	1,333,000	1,333,183
MetroNet Infrastructure Issuer LLC, “A2”, Series 2026-1A, 144A, 5.273%, 4/20/2056	750,000	750,328
Mosaic Solar Loan Trust, “A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	763,290	672,997
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	75,862	73,337
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	57,972	57,395
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	153,169	152,944
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	57,972	57,525
“B”, Series 2025-2A, 144A, 4.72%, 10/20/2044	837,593	825,078
Neuberger Berman Loan Advisers CLO 45 Ltd., “AR”, Series 2021-45A, 144A, 3 mo. USD Term SOFR + 1.06%, 4.727% (a), 10/14/2036	2,000,000	1,996,792
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	673,266	664,131
Oaktree CLO Ltd., “A1R”, Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.042% (a), 7/15/2038	1,333,000	1,334,366
OCP CLO Ltd.:
“A1”, Series 2024-32A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.191% (a), 4/23/2037	1,250,000	1,250,118
“CR2”, Series 2021-23A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.368% (a), 1/17/2039	1,100,000	1,092,231
Palmer Square CLO Ltd., “A”, Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.27%, 5.227% (a), 10/20/2038	1,000,000	999,248
PEAC Solutions Receivables LLC, “A2”, Series 2026-1A, 144A, 4.27%, 10/20/2028	3,000,000	2,998,505
Pikes Peak CLO Ltd., “BR”, Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (a), 7/20/2038	1,473,440	1,476,375
Point Broadband Funding LLC, “A2”, Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	1,000,736
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (a), 7/20/2038	1,500,000	1,494,601
RR 43 Ltd., “A2”, Series 2026-43A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.153% (a), 10/15/2039	971,000	968,978
Sculptor CLO XXVI Ltd., “CR”, Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.868% (a), 1/20/2038	1,500,000	1,489,247
Service Experts Issuer LLC, “A”, Series 2025-1A, 144A, 5.38%, 1/20/2037	1,248,559	1,243,066
SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055	179,550	177,558
Sesac Finance LLC, “A2”, Series 2025-1, 144A, 5.5%, 7/25/2055	700,000	686,195
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.318% (a), 7/17/2038	714,000	714,704
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	1,250,000	1,220,762
Texas Debt Capital CLO Ltd.:
“A1R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.968% (a), 7/20/2038	1,570,000	1,570,642
“A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.218% (a), 7/20/2038	3,000,000	2,987,358
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.198% (a), 4/25/2037	1,200,000	1,200,224
Venture 50 CLO Ltd., “A1”, Series 2024-50A, 144A, 3 mo. USD Term SOFR + 1.45%, 5.118% (a), 10/20/2037	1,000,000	997,273
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.284% (a), 1/15/2031	10,000,000	9,996,020
VFI ABS LLC, “A”, Series 2025-1A, 144A, 4.78%, 6/24/2030	361,114	362,241
Zais CLO 18 Ltd., “A1R”, Series 2022-18A, 144A, 3 mo. USD Term SOFR + 1.32%, 4.988% (a), 10/25/2037	2,000,000	1,994,926
Zayo Issuer LLC, “A2”, Series 2025-2A, 144A, 5.953%, 6/20/2055	2,500,000	2,543,540
		89,651,359
Total Asset-Backed (Cost $127,023,467)		126,908,930

Commercial Mortgage-Backed Securities 4.0%
Bank, “A3”, Series 2019-BN24, 2.96%, 11/15/2062	3,500,000	3,299,227
Bank5, “A3”, Series 2026-5YR20, 5.104%, 2/15/2059	2,000,000	2,028,937
Benchmark Mortgage Trust, “A3”, Series 2026-V20, 5.184%, 2/15/2059	1,500,000	1,526,768
BX Commercial Mortgage Trust, “A”, Series 2026-CSMO, 144A, 1 mo. USD Term SOFR + 1.4%, 5.073% (a), 2/15/2043	3,500,000	3,499,983
BX Trust:
“B”, Series 2025-ARIA, 144A, 5.177%, 12/13/2042	400,000	400,295
“C”, Series 2025-ARIA, 144A, 5.517%, 12/13/2042	1,600,000	1,594,049
BXP Trust, “A”, Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 4.57% (a), 11/15/2034	502,736	486,939
CENT Trust, “A”, Series 2025-CITY, 144A, 4.92% (a), 7/10/2040	2,500,000	2,517,929
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,482,296	1,468,706
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	996,944
FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K058, Interest Only, 0.892% (a), 8/25/2026	20,828,614	22,982
ILPT Commercial Mortgage Trust, “C”, Series 2025-LPF2, 144A, 5.829% (a), 7/13/2042	1,000,000	1,000,697
JPMCC Commercial Mortgage Securities Trust, “A3”, Series 2019-COR5, 3.123%, 6/13/2052	4,000,000	3,844,110
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	956,569
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.93% (a), 6/15/2035	4,380,267	2,847,261
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,500,000	1,445,368
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.037% (a), 1/15/2036	2,378,000	2,241,265
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	2,600,000	2,643,128
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.443% (a), 11/15/2036	500,000	499,375
U.S. Bank C&I Credit-Linked Notes, “C”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.562% (a), 9/25/2032	616,917	619,326
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only, 1.446% (a), 6/15/2050	22,936,705	209,378
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.175% (a), 7/15/2040	1,700,000	1,714,437
Total Commercial Mortgage-Backed Securities (Cost $37,356,790)		35,863,673

Collateralized Mortgage Obligations 1.9%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	807,767	743,275
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	132,182	122,882
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	140,102	126,865
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	392,093	342,061
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,412,754	1,204,002
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,024,132	889,235
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.312% (a), 12/25/2041	495,007	495,764
“1M2”, Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 6.762% (a), 3/25/2042	250,000	253,428
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	1,815,969	1,514,610
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 5.462% (a), 11/25/2041	1,200,000	1,202,986
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	498,151	436,775
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	51,277	48,741

Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	812,314	725,240
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	988,082	848,187
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.043% (a), 10/25/2057	1,008,431	1,032,609
JPMorgan Mortgage Trust:
“A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	591,299	535,116
“A11”, Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 4.762% (a), 8/25/2052	1,515,254	1,440,976
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	40,592	39,498
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	346,506	308,777
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	280,734	250,655
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	128,331	123,674
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,444,742
Verus Securitization Trust, “A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	174,178	166,354
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.812% (a), 7/25/2059	1,234,680	1,320,916
Total Collateralized Mortgage Obligations (Cost $17,848,845)		16,617,368

Government & Agency Obligations 44.7%
Other Government Related (c) 0.0%
Vnesheconombank, 144A, 6.025%, 7/5/2022* (d)	1,500,000	0
U.S. Treasury Obligations 44.7%
U.S. Treasury Bills:
3.489% (e), 2/18/2027 (f)	40,000,000	38,736,495
3.505% (e), 2/18/2027 (f)	20,000,000	19,368,248
3.591% (e), 9/17/2026 (f) (g)	15,000,000	14,746,972
3.602% (e), 2/18/2027 (f)	10,000,000	9,684,124
3.608% (e), 2/18/2027 (f)	15,000,000	14,526,186
3.61% (e), 6/18/2026 (f)	20,000,000	19,844,130
3.616% (e), 6/18/2026 (f)	5,000,000	4,961,032
3.617% (e), 6/18/2026 (f)	18,000,000	17,859,717
3.617% (e), 9/17/2026 (f) (g)	8,000,000	7,865,052
3.618% (e), 9/17/2026 (f) (g)	20,000,000	19,662,629
3.623% (e), 9/17/2026 (f) (g)	15,000,000	14,746,972
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.098%, 3.751% (a), 1/31/2027	100,000,000	100,037,699
3 mo. Treasury money market yield + 0.099%, 3.752% (a), 1/31/2028	20,000,000	19,998,888
U.S. Treasury Notes:
0.625%, 3/31/2027	25,000,000	24,250,732
4.125%, 9/30/2027	25,000,000	25,102,539
4.375%, 7/15/2027	20,000,000	20,135,938
4.625%, 11/15/2026	25,000,000	25,127,539
		396,654,892
Total Government & Agency Obligations (Cost $397,757,103)		396,654,892

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil, Expiration Date 04/27/2026, Strike Price $35	2,000 2,000,000	20,000
Brent Crude Oil, Expiration Date 04/27/2026, Strike Price $40	2,000 2,000,000	20,000
Total Put Options Purchased (Cost $360,000)		40,000

	Shares	Value ($)

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (h) (i) (Cost $3,719,571)	3,719,571	3,719,571

Cash Equivalents 14.4%
DWS Central Cash Management Government Fund, 3.66% (h) (Cost $128,075,042)	128,075,042	128,075,042

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $890,988,618)	100.0	888,330,814
Other Assets and Liabilities, Net	0.0	19,926
Net Assets	100.0	888,350,740
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 6/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (h) (i)
7,067,351	—	3,347,780 (j)	—	—	106,072	—	3,719,571	3,719,571
Cash Equivalents 14.4%
DWS Central Cash Management Government Fund, 3.66% (h)
87,199,149	799,833,642	758,957,749	—	—	2,180,427	—	128,075,042	128,075,042
94,266,500	799,833,642	762,305,529	—	—	2,286,499	—	131,794,613	131,794,613

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $3,615,424, which is 0.4% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Investment was valued using significant unobservable inputs.
(e)	Annualized yield at time of purchase; not a coupon rate.

(f)	At March 31, 2026, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(g)	At March 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
ULS: Ultra-Low Sulfur
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil	USD	4/30/2026	50	4,929,134	5,198,500	269,366
Gold 100 Troy Ounces	USD	5/27/2026	70	31,482,459	32,638,900	1,156,441
LME Copper	USD	7/13/2026	30	9,198,860	9,259,763	60,903
LME Copper	USD	4/13/2026	52	17,948,479	15,968,134	(1,980,345)
LME Copper	USD	6/15/2026	28	9,324,119	8,633,464	(690,655)
LME Nickel	USD	6/15/2026	166	17,256,006	17,017,646	(238,360)
LME Primary Aluminum	USD	5/18/2026	108	8,607,997	9,460,908	852,911
LME Primary Aluminum	USD	6/15/2026	210	17,677,523	18,281,235	603,712
LME Zinc	USD	5/18/2026	105	8,442,386	8,507,468	65,082
Low Sulfur Gas Oil	USD	5/12/2026	91	10,811,724	11,277,175	465,451
NY Harbor ULSD	USD	4/30/2026	60	10,522,293	10,366,776	(155,517)
NYMEX Platinum	USD	7/29/2026	90	8,568,593	8,865,900	297,307
RBOB Gasoline	USD	4/30/2026	76	10,217,177	10,226,849	9,672
Total net unrealized appreciation						715,968

At March 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Copper	USD	4/13/2026	52	16,762,011	15,968,134	793,877
LME Copper	USD	7/13/2026	30	9,081,810	9,259,763	(177,953)
LME Copper	USD	6/15/2026	28	8,968,297	8,633,464	334,833
LME Nickel	USD	6/15/2026	241	24,804,582	24,706,342	98,240
LME Primary Aluminum	USD	6/15/2026	210	17,783,602	18,281,235	(497,633)
LME Primary Aluminum	USD	5/18/2026	108	8,520,803	9,460,908	(940,105)
LME Zinc	USD	5/18/2026	105	8,677,864	8,507,468	170,396
LME Zinc	USD	6/15/2026	100	7,977,151	8,107,500	(130,349)
NYMEX Platinum	USD	6/26/2026	62	8,738,738	9,222,500	(483,762)
Total net unrealized depreciation						(832,456)
At March 31, 2026, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Natural Gas	350	4/27/2026	5.5	3,500,000	482,241	(18,550)	463,691
Total Call Options					482,241	(18,550)	463,691
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2026, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BABXDWCD Excess Return Index/BABXDWCD	4/16/2026	Merrill Lynch International Ltd.	102,309,000	(0.187)	At Expiration	(660,296)
Barclays Commodity Strategy 1673/BXCS1673	4/16/2026	Barclays Bank PLC	11,100,000	(0.28)	At Expiration	180,024
Barclays Commodity Strategy 1721/BXCS1721	4/16/2026	Barclays Bank PLC	37,520,000	(0.40)	At Expiration	(363,195)
Barclays Commodity Strategy 1750/BXCS1750	4/16/2026	Barclays Bank PLC	17,850,000	-	At Expiration	166,194
Bloomberg Commodity Index 2 Month Forward/BCOMF2	4/16/2026	Goldman Sachs & Co.	15,000,000	(0.10)	At Expiration	(154,758)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2026	JPMorgan Chase Securities, Inc.	17,400,000	(0.13)	At Expiration	12,072
Bloomberg Commodity Index Excess Return/BCOMBO	4/16/2026	Merrill Lynch International Ltd.	8,500,000	(0.12)	At Expiration	180,967
Bloomberg Commodity Index/BCOM	4/16/2026	Royal Bank of Canada	12,794,000	(0.14)	At Expiration	27,729
Bloomberg Commodity Index/BCOM	4/16/2026	Macquarie Bank Ltd.	46,324,000	(0.12)	At Expiration	100,881
Bloomberg Commodity Index/BCOM	4/16/2026	Barclays Bank PLC	55,589,000	(0.11)	At Expiration	121,347

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index/BCOM	4/16/2026	Morgan Stanley	31,324,000	(0.12)	At Expiration	68,215
Bloomberg Commodity Index/BCOM	4/16/2026	JPMorgan Chase Securities, Inc.	106,772,000	(0.09)	At Expiration	234,188
Bloomberg Commodity Softs Index/BCOMSO	4/16/2026	JPMorgan Chase Securities, Inc.	19,116,000	(0.13)	At Expiration	1,082,461
BNP Paribas Commodity C100 Index/BCKTC100	4/16/2026	BNP Paribas	133,549,000	(0.14)	At Expiration	(515,286)
Citi Commodities Gold Call Ratio Index/CICXGCCR	4/16/2026	Citigroup, Inc.	36,770,000	-	At Expiration	331,618
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/16/2026	Citigroup, Inc.	304,824,000	(0.176)	At Expiration	2,284,709
Goldman Sachs Brent Vol Carry 05/GSVLBR05	4/16/2026	Goldman Sachs & Co.	8,000,000	(0.35)	At Expiration	123,072
Goldman Sachs Commodity COT Strategy 1230/ABGS1230	4/16/2026	Goldman Sachs & Co.	358,503,000	(0.152)	At Expiration	(2,565,700)
Goldman Sachs Gold Intraday Seasonality Dynamic Series 1 Excess Return Strategy/GSISGID1	4/16/2026	Goldman Sachs & Co.	27,330,000	(0.35)	At Expiration	(465,033)
JPMorgan JMAB296E Basket/JMAB296E	4/16/2026	JPMorgan Chase Securities, Inc.	317,450,000	-	At Expiration	(10,955,006)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
J.P. Morgan Neo Pairs Multifactor Index	JMABNPM2	32,660,000	10.3	(536,223)
J.P. Morgan Commodity Curve Skewness Notional- Matched Index	JMABSKNS	73,930,000	23.3	(2,775,082)
J.P. Morgan Liquid Commodity Curve Value Long Only Index	JMABCCVL	45,810,000	14.4	(2,132,283)
J.P. Morgan Commodity Curve Advantage Index	JMABAC6V	20,550,000	6.5	(745,730)
J.P. Morgan Neo Pairs Multifactor Index	JMABSKCB	13,800,000	4.3	(601,131)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	37,059,000	11.7	(773,195)
Bloomberg Commodity Index 3 Month Forward	BCOMF3	9,265,000	2.9	(202,250)
Bloomberg Precious Metals Subindex	BCOMPR	51,443,000	16.2	(4,209,626)
Bloomberg Livestock Subindex	BCOMLI	32,933,000	10.4	1,020,514
JPMorgan JMAB296E Basket/JMAB296E				(10,955,006)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Macquarie Commodity Product 708E/MQCP708E	4/16/2026	Macquarie Bank Ltd.	55,060,000	(1.00)	At Expiration	(1,162,526)
Macquarie Vol Product 2CL2/VMAC2CL2	4/16/2026	Macquarie Bank Ltd.	8,000,000	(0.10)	At Expiration	529,467
Morgan Stanley MSCBDF11 Index/MSCBDF11	4/16/2026	Morgan Stanley	3,000,000	(0.414)	At Expiration	0
Morgan Stanley MSCBVB20 Index/MSCBVB20	4/16/2026	Morgan Stanley	12,690,000	(0.45)	At Expiration	(185,034)
RBC Enhanced Commodity SCI101 Index/RBCSCI01	4/16/2026	Royal Bank of Canada	12,990,000	(0.15)	At Expiration	(1,708,075)
SGI WTI Intraday Trend Reversal Index/SGITRWTI	4/16/2026	Societe Generale	25,300,000	(0.30)	At Expiration	(424,786)
SGI WTI Intraday Trend Reversal Index/SGMDDW01	4/16/2026	Societe Generale	174,282,000	(0.122)	At Expiration	(235,056)
UBS Custom Commodity Index/UBSIB163	4/16/2026	UBS AG	55,752,000	(0.126)	At Expiration	1,626,756

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
UBS QIS Strategy	UBCSQABM	39,750,000	35.7	(219,896)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOM	27,794,000	24.9	55,220
MerQube Corn Rolling Futures	MQCMZC	696,000	0.6	(14,218)
MerQube Gold Rolling Futures	MQCMGC	(13,260,000)	11.9	1,092,959
MerQube SRW Wheat Rolling Futures	MQCMZW	5,247,000	4.7	20,854
MerQube Aluminium Rolling Futures	MQCMLA	(8,721,000)	7.8	(132,684)
MerQube ULS Diesel Rolling Futures	MQCMHO	1,299,000	1.2	134,766
MerQube WTI Crude Rolling Futures	MQCMCL	14,737,000	13.2	689,755
UBS Custom Commodity Index/UBSIB163				1,626,756

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	4/16/2026	UBS AG	14,000,000	(0.144)	At Expiration	0
Short Positions
Bloomberg Commodity Index/BCOM	4/16/2026	Goldman Sachs & Co.	15,000,000	-	At Expiration	(86,831)
Bloomberg Commodity Industrial Metals Index/BCOMIN	4/16/2026	BNP Paribas	9,000,000	(0.03)	At Expiration	81,174
Bloomberg Soybean Meal Subindex/BCOMSM	4/16/2026	Merrill Lynch International Ltd.	8,500,000	(0.07)	At Expiration	165,635

Total net unrealized depreciation	(12,165,073)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2026, the Fund held $209,010,410 in the Subsidiary, representing 22.5% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$180,451,338	$—	$180,451,338
Asset-Backed (a)	—	126,908,930	—	126,908,930
Commercial Mortgage-Backed Securities	—	35,863,673	—	35,863,673
Collateralized Mortgage Obligations	—	16,617,368	—	16,617,368
Government & Agency Obligations (a)	—	396,654,892	0	396,654,892
Put Options Purchased	40,000	—	—	40,000
Short-Term Investments (a)	131,794,613	—	—	131,794,613
Derivatives (b)
Futures Contracts	5,178,191	—	—	5,178,191
Commodity-Linked Swap Contracts	—	7,316,509	—	7,316,509
Total	$137,012,804	$763,812,710	$0	$900,825,514

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(5,294,679)	$—	$—	$(5,294,679)
Written Options	(18,550)	—	—	(18,550)
Commodity-Linked Swap Contracts	—	(19,481,582)	—	(19,481,582)
Total	$(5,313,229)	$(19,481,582)	$—	$(24,794,811)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity- linked swap contracts and written options, at value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DECSF-PH3